Commitments and Contingencies (Details) ¥ in Thousands, $ in Thousands			1 Months Ended				12 Months Ended
	Sep. 27, 2023 USD ($)	Jul. 16, 2021	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Aug. 29, 2024 USD ($)	Aug. 29, 2024 CNY (¥)	Sep. 28, 2023 USD ($)	Sep. 28, 2023 CNY (¥)	Sep. 27, 2023 CNY (¥)
Commitments and Contingencies [Line Items]
Number of contracts			3				3
Project construction period	18 months	12 months
Additional investment amount							$ 23,390
Nanping Golden Heaven Amusement Park Management Co., Ltd [Member]
Commitments and Contingencies [Line Items]
Number of contracts			3				3
Construction contract			$ 46,590				$ 46,590
Fujian Xinchang Construction Engineering Co., Ltd [Member]
Commitments and Contingencies [Line Items]
Construction contract amount	$ 19,980											¥ 140,000
Project construction period	18 months
Nanping Golden Heaven [Member]
Commitments and Contingencies [Line Items]
Construction contract paid			$ 370	¥ 2,570	$ 9,990	¥ 70,000
Fujian Xinchang [Member]
Commitments and Contingencies [Line Items]
Construction contract amount								$ 920	¥ 6,420	$ 25,690	¥ 180,000
Construction contract paid					$ 12,840	¥ 90,000